Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (including shares underlying certain warrants)
Amount Registered | shares	176,934,358
Proposed Maximum Offering Price per Unit | $ / shares	2.42
Maximum Aggregate Offering Price	$ 428,181,146.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,131.82
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s voting common stock, par value $0.0001 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.With respect to the shares of Common Stock offered by the selling stockholders, estimated at $2.42 per share, the average of the high and low prices as reported on The Nasdaq Capital Market on December 2, 2025, for the purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.